OTHER NON-CURRENT ASSETS	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
OTHER NON-CURRENT ASSETS

14.	OTHER NON-CURRENT ASSETS

Other non-current assets as of June 30, 2024 and 2025 are as follows:

	As of June 30,
	2024	2025	2025
	JPY’000	JPY’000	US$’000
Deposits (a)	116,143	153,840	1,067
Others	7,157	8,974	62
Total	123,300	162,814	1,129

Note:

(a)	It represents (i) long-term security deposits made for leased properties. These amounts are refundable at the end of the lease term or upon the termination of the respective contracts, provided all contractual obligations are met; and (ii) non-current portion of credit deposits paid to Credit Guarantee Corporation, which will be amortized over the loan periods. Credit Guarantee Corporation is a public institution that support small and medium enterprises by serving as guarantors.